Restructuring - Restructuring Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 6	$ 45	$ 25
Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	6	41	7
Other
Restructuring Cost and Reserve [Line Items]
Restructuring	(1)	4	18
Global Lottery
Restructuring Cost and Reserve [Line Items]
Restructuring	8	5	2
Global Lottery | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	8	5	2
Global Lottery | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	0	0	0
Global Gaming
Restructuring Cost and Reserve [Line Items]
Restructuring	(4)	32	2
Global Gaming | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	(3)	28	3
Global Gaming | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	(1)	4	(1)
Digital & Betting
Restructuring Cost and Reserve [Line Items]
Restructuring	(1)	2	16
Digital & Betting | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	(1)	2	0
Digital & Betting | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	0	0	16
Corporate and Other
Restructuring Cost and Reserve [Line Items]
Restructuring	2	6	4
Corporate and Other | Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	2	6	2
Corporate and Other | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0	$ 0	$ 3